Customer Concentration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Revenues from external customers	$ 4,304	$ 1,100	$ 270
Customer A [Member] | Total Third-Party Revenues [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	39.00%	52.00%	0.00%
Customer A [Member] | Accounts Receivable from Third-Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	39.00%	47.00%
Customer B [Member] | Total Third-Party Revenues [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	27.00%		0.00%
Customer B [Member] | Accounts Receivable from Third-Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	32.00%	50.00%
Customer C [Member] | Total Third-Party Revenues [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.00%	0.00%	0.00%
Customer C [Member] | Accounts Receivable from Third-Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	26.00%	0.00%
Domestic
Concentration Risk [Line Items]
Revenues from external customers	$ 1,400	$ 677
Non-US [Member]
Concentration Risk [Line Items]
Revenues from external customers	1,500	$ 125
Ireland
Concentration Risk [Line Items]
Revenues from external customers	787
South Korea
Concentration Risk [Line Items]
Revenues from external customers	$ 666